Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 11, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Investors Trust (on behalf of ING Van Kampen Capital Growth Portfolio)

File No. 811-05629

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Van Kampen Capital Growth Portfolio will acquire all of the assets of ING Van Kampen Large Cap Growth Portfolio in exchange for shares of ING Van Kampen Capital Growth Portfolio and the assumption by ING Van Kampen Capital Growth Portfolio of the known liabilities of ING Van Kampen Large Cap Growth Portfolio, and the approval of a related subadvisory agreement.  The portfolio to be acquired is currently named ING FMRSM Large Cap Growth Portfolio, but will adopt a new name “ING Van Kampen Large Cap Growth Portfolio” effective January 31, 2008, prior to the definitive filing and the reorganization.  Both acquired and acquiring portfolios are series of the Registrant.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 202.261.3484, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Jutta M. Frankfurter

Jutta M. Frankfurter

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